PROPERTY (Schedule of Property) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property	$ 53,984	$ 52,809
Depreciation expense	2,174	1,955	$ 1,729
Capitalized interest	88	240	$ 243
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property	$ 2,059	1,868
Land and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	0 years
Land and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	25 years
Buildings
Property, Plant and Equipment [Line Items]
Total property	$ 4,745	4,600
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property	$ 40,250	38,131
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	25 years
Other property
Property, Plant and Equipment [Line Items]
Total property	$ 5,084	4,969
Other property | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	3 years
Other property | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	50 years
Construction in progress
Property, Plant and Equipment [Line Items]
Total property	$ 1,846	$ 3,241